Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	$ 2,885,115	$ 3,049,156
Less: accumulated depreciation	(1,922,901)	(1,821,345)
Total property, plant and equipment, net	962,214	1,227,811
Machinery [Member]
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	775,503	819,807
Vehicles [Member]
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	236,268	203,917
Electric equipment [Member]
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	151,445	164,066
Office equipment [Member]
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	80,839	83,546
Leasehold improvement [Member]
Schedule of property, plant and equipment [Abstract]
Total property plant and equipment, at cost	$ 1,641,060	$ 1,777,820